Voya Strategic Income Opportunities Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.28%	2.42%	3.30%
Performance Inception Date		Nov. 02, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.29%	0.66%	1.60%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.50%	1.06%	1.77%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.42%	3.26%	2.38%
Class A | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.23%	2.17%	2.94%
Performance Inception Date		Nov. 02, 2012
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class C | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.42%	3.26%	2.38%
Class C | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.25%	3.19%	3.86%
Performance Inception Date		Nov. 02, 2012
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.42%	3.26%	2.38%
Class I | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.63%	2.67%	3.28%
Performance Inception Date		Nov. 02, 2012
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.42%	3.26%	2.38%
Class R | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.33%	3.26%	3.89%
Performance Inception Date		Oct. 23, 2015
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6 | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.42%	3.26%	2.38%
Class R6 | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			7.26%	3.21%	3.83%
Performance Inception Date		Nov. 02, 2012
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class W | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.42%	3.26%	2.38%
Class W | Bloomberg U.S. Universal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.